Noncontrolling Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS

12. NONCONTROLLING INTERESTS

Noncontrolling interests of MPS

In March 2017, the Company sold 17.39% equity interest of its wholly-owned subsidiary, MPS, to eight third-party investors (the “Investors”) for total cash consideration of $400,000, which was received in 2017.

In February 2018, the Company signed a series of repurchase and redemption agreements with 6 out of the 8 investors of MPS which requested to redeem in aggregate 14.05% equity interests in MPS (“exiting Investors”), at a redemption value equal to the initial capital contribution plus 6% simple annual interest. To facilitate the repurchase and redemption transaction, MPS and the exiting Investors entered into certain property mortgage agreements on May 30, 2018.

Pursuant to an extension agreement signed in September 2020, the Group paid $30,000 (RMB214.2 million) in March 2021. See Note 6. Further, if the Group completes a qualified financing before 2022 with total amount of $200,000, the Group would pay the exiting Investors $30,000 (RMB214.2 million) which shall be made no later than September 30, 2023. If the Group completes new round financing in 2022 or 2023, the Group will pay the exiting Investors an amount calculated based on the proceeds received in the financing, and in no case will the repayment be less than $30,000 (RMB214.2 million). The repayment amount should be calculated based on the following rules:

a)      Minimum repayment of $30,000 (RMB214.2 million) should be paid if the proceeds received in the financing is up to $200,000.

b)      15% of the incremental proceeds should be paid if the proceeds received in the financing is between $200,000 and $400,000.

c)      20% of the incremental proceeds and up to a maximum of the overdue payable amount should be paid if the proceeds received in the financing is above $400,000.

On July 23, 2021, upon the completion of the merger between Microvast and Tuscan Holdings Corp., the equity interest held by the investors who remained as noncontrolling shareholders of MPS were converted into 17,253,182 common shares of the combined company as disclosed in Note 21.

15. NONCONTROLLING INTERESTS

Noncontrolling interests of MPS

In March 2017, the Company sold 17.39% equity interest of its wholly-owned subsidiary, MPS, to eight third-party investors (the “Investors”) for total cash consideration of $400,000, which was received in 2017.

The investors are entitled to receive dividend or distributable assets on a pro rata basis with ordinary shareholder and also enjoy certain preferential rights. The equity interest sold by MPS to the Investors are considered as ordinary shares with preferential rights, including equity compensation for performance guarantee in connection with 2017 and 2018 net profit and repurchase and redemption rights under circumstances of default conditions, as specified in the investment agreement.

In February 2018, the Company signed a series of repurchase and redemption agreements with 6 out of the 8 investors of MPS which requested to redeem in aggregate 14.05% equity interests in MPS (“exiting Investors”), at a redemption value equal to the initial capital contribution plus 6% simple annual interest. To facilitate the repurchase and redemption transaction, MPS and the exiting Investors entered into certain property mortgage agreements on May 30, 2018.

The Group paid $211,566 to the exiting Investors in total, of which $200,000 was the capital and $11,566 was the interests during 2018. Given the actual payment was behind the schedule as agreed in the repurchase and redemption agreements, a standstill agreement was signed by MPS and the exiting Investors. The agreement separated the overdue amount into first and subsequent instalments, with the first instalment due by October 31, 2018 and the subsequent instalments due contingent on future financing. The agreement also defined overdue interest rates of 6% and 10% to the first and subsequent instalments, respectively. If the overdue amount and the associated interests are not paid in full by February 3, 2019 (“Cure Period”), the exiting Investors are entitled to require MPS and/or the Company to continue their conditions under the repurchase and redemption agreements defined above.

During 2019, the Group paid $32,700 to the exiting Investors in total, of which $28,986 was the capital and $3,714 was the interests. Given the balance outstanding was not fully paid before the Cure period, agreements were signed in October 2019 and April 2020 to extend the overdue payable to November 2020. In September 2020, the overdue payable was further extended to June 30, 2023. Given the negotiation for the extension started in 2019 and the final extension agreement was signed in September 2020, the Group recorded the exiting noncontrolling interests at redemption value of $114,870 held by the exiting Investors under other non-current liabilities as of December 31, 2019.

In the extension agreement signed in September 2020, all parties agreed that commencing on April 1, 2021, interest shall accrue on the outstanding principal at a compounded interest rate of 10% per annum, and the Company shall pay part of the interest in cash, equal to 5% of the principal, to the exiting Investors. For the remaining interest, it could be accrued and capitalized to principal of the payable to the exiting Investors for next interest period.

Pursuant to the extension agreement, the Group is required to pay $30,000 (RMB214.2 million) before March 31, 2021, and such amount is classified as accrued expenses and other current liabilities as of December 31, 2020. See Note 9. Further, if the Group completes a qualified financing before 2022 with total amount of $200,000, the Group would pay the exiting Investors $30,000 (RMB214.2 million) which shall be made no later than September 30, 2023. If the Group completes new round financing in 2022 or 2023, the Group will pay the exiting Investors an amount calculated based on the proceeds received in the financing, and in no case will the repayment be less than $30,000 (RMB214.2 million). The repayment amount should be calculated based on the following rules:

a)      Minimum repayment of $30,000 (RMB214.2 million) should be paid if the proceeds received in the financing is up to $200,000.

b)      15% of the incremental proceeds should be paid if the proceeds received in the financing is between $200,000 and $400,000.

c)      20% of the incremental proceeds and up to a maximum of the overdue payable amount should be paid if the proceeds received in the financing is above $400,000.

•        Agreements signed with remaining noncontrolling investors

In February 2018, a commitment letter was signed among the Group and the other two noncontrolling investors who chose to keep their noncontrolling interests holding in MPS and through which the Group granted these investors redemption right if the Company fails to complete an initial public offering in the U.S. by December 31, 2021. The redemption price is the total of the investment amount and a simple interest rate of 6%. Also, the Group agreed to issue a warrant to these investors under which the investors have the right to request the Company redeem their shares in MPS and exchange for 66,336 ordinary shares of the Company.

Accordingly, the Group recorded the redeemable noncontrolling interests as mezzanine equity due to the newly added substantive redemption feature. Before the noncontrolling interests became redeemable in February 2018, the net loss attributable to the noncontrolling shareholders was $1,016 for the year ended December 31, 2018.

In November 2018, another commitment letter was signed with investors who remained as noncontrolling shareholders in MPS, through which the annual interest rate for redemption changed from 6% to 12% and the liquidation preference was adjusted. The shares to be exchange under the warrant were also changed from 66,336 to 107,650 ordinary shares. The fair value difference resulted from the rights and terms change was determined to be an extinguishment of the original instrument and replaced by another instrument with different rights and terms. The Group remeasured the redeemable noncontrolling interests at their fair value at the date of the extinguishment. The fair value is calculated by using the Black Scholes Model with the inputs below:

November 2, 2018
Expected liquidation date	December 31, 2021
Length of Holding Period Restriction in years	3.16
Volatility per year	48%
Dividend Yield expressed as % of stock price	0.00

Additionally, given the performance guarantee target was not achieved, the Group recorded $1,168 accrual for the performance guarantee compensation for the investors who held the investments on MPS as of December 31, 2018.

The noncontrolling interests of MPS for the year ended December 31, 2018 are summarized below:

Amounts USD
Balances as of December 31, 2017	$60,571
Transferred from liabilities(i)	18,841
Accrual for performance guarantee compensation	1,168
Net loss attributable to noncontrolling interests shareholders	(1,016)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	1,874
Reclassification to redeemable noncontrolling interests(ii)	(81,438)
Balances as of December 31, 2018	$—

____________

(i)      The transfer is due to one of the exiting Investors subsequently in February 2018 decided to redeem only half of his holding.

(ii)     The reclassification is due to the substantial redemption right granted to the exiting Investors, thus the noncontrolling interests shall be accounted for redeemable noncontrolling interests when the change occurred in 2018.

In connection with the SPAC Transaction, the redeemable noncontrolling interests’ holders (“NCI Investors”) entered into a framework agreement with Holdings, MPS and the Company on February 1, 2021.

Pursuant to the framework agreement,

(a)     Holdings will form MVST SPV as a wholly-owned subsidiary of Holdings to facilitate the transaction with NCI Investors.

(b)    Prior to the closing, Holdings shall issue an aggregate of 17,253,182 Holdings Shares to MVST SPV to be held on behalf of the NCI Investors.

(c)     Effective from such date that the registration statement first becomes effective, each NCI Investor irrevocably and unconditionally waives (A) any and all rights that such NCI Investor has by virtue of its investment in MPS or ownership of MPS equity and (B) any and all rights and/or claims that such NCI Investor has, or may have, against the Group or properties and assets of the Group under the previous agreements; (C) Effective from the closing, the previous agreements shall terminate and cease be in effect.

(d)    If requested by one or more NCI Investors, MVST SPV shall effect one or more dispositions of the SPV shares held on behalf of the NCI Investors through one or more underwriters. MVST SPV shall use all of the net cash proceeds received to purchase a proportionate amount of the MPS equity held by the NCI Investors. MVST SPV will own all of the MPS equity held by the NCI Investors and the NCI Investors will have received all of the net proceeds generated from the sale of all such SPV shares.

Noncontrolling interests of Hongwei

Noncontrolling interests represents interests held by third parties in Hongwei, the Groups’ consolidated VIE.

Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet. The amount of net loss attributable to noncontrolling interests was $4,783 and $2,123 for year ended December 31, 2018 and 2019, respectively.

In 2019, the Group settled an outstanding loan of $14,544 that the noncontrolling interest had made to Hongwei and became Hongwei’s sole owner in October 2019. As a result, the Group reclassified the outstanding balance of noncontrolling interest of $7,771 to additional paid in capital.

The noncontrolling interests of Hongwei for the years ended December 31, 2018 and 2019 are summarized below:

Amounts USD
Balances as of December 31, 2017	$(1,066)
Net loss attributable to noncontrolling interests shareholders	(4,783)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	185
Balances as of December 31, 2018	$(5,664)
Net loss attributable to noncontrolling interests shareholders	(2,123)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	16
Acquisition of noncontrolling interests	7,771
Balances as of December 31, 2019	$—